14 INCOME TAX AND SOCIAL CONTRIBUTION (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax And Social Contribution [Abstract]
Schedule of income tax and social contribution income (expense)

The income tax and social contribution recognized in profit or loss for the year are as follows:

	Consolidated
	12/31/2019	12/31/2018	12/31/2017
Income tax and social contribution income (expense)
Current	(1,564,622)	(827,229)	(358,981)
Deferred	2,398,400	576,895	(50,128)
	833,778	(250,334)	(409,109)

Schedule of reconciliation of income tax and social contribution income (expense)

The reconciliation of consolidated income tax and social contribution expenses and income and the result from applying the effective rate to profit before income tax and social contribution are as follows:

		Consolidated
	12/31/2019	12/31/2018	12/31/2017

Profit/(Loss) before income tax and social contribution	1,410,733	5,450,917	520,338
Tax rate	34%	34%	34%
Income tax and social contribution at combined statutory rate	(479,649)	(1,853,312)	(176,915)
Adjustment to reflect the effective rate:
Equity in results of affiliated companies	46,737	50,134	42,431
Profit with differentiated rates or untaxed	(236,404)	(46,006)	37,605
Transfer pricing adjustment	(18,494)	(74,836)	(34,746)
Tax loss carryforwards without recognizing deferred taxes	(21,095)	(27,683)	(368,612)
Indebtdness limit	(20,393)	(38,486)	(39,378)
Unrecorded deferred taxes on temporary differences	(2,835)	(11,964)	541,655
(Losses)/Reversal for deferred income and social contribution tax credits	1,530,185	1,807,909	(403,080)
Income taxes and social contribution on foreign profit	(14,424)	(30,219)	(29,964)
Tax incentives	39,042	36,710	14,358
Deferred taxes on exchange variation in equity		(43,667)
Interest on equity	22,107
Other permanent deductions (additions)	(10,999)	(18,914)	7,537
Income tax and social contribution in profit for the period	833,778	(250,334)	(409,109)
Effective tax rate	-59%	5%	79%

Schedule of deferred income tax and social contribution

Deferred income tax and social contribution are calculated on income tax and social contribution losses and the corresponding temporary differences between the tax bases of assets and liabilities and their carrying amounts in the financial statements:

									Consolidated
	12/31/2017	Movement			12/31/2018	Movement			12/31/2019
		Shareholders' Equity	P&L	Others		Shareholders' Equity	P&L	Others

Deferred
Income tax losses	1,137,234		(177,378)	(616)	959,240		651,561		1,610,801
Social contribution tax losses	406,884		(39,303)	(223)	367,358		242,688		610,046
Temporary differences	(2,654,558)	21,208	793,576	839	(1,838,935)	(2,357)	1,504,151	59	(337,082)
- Provision for tax. social security, labor, civil and environmental risks	356,750		(25,554)	3,184	334,380		(70,367)		264,013
- Asset impairment losses	181,463		53		181,516		915		182,431
- (Gains)/losses on financial instruments	416,747	530,292	(587,263)		359,776		54,719		414,495
- Actuarial liability (pension and healthcare plan)	273,058	(48)	3,022		276,032	38,569			314,601
- Accrued supplies and services	67,716		27,928		95,644		36,767		132,411
- Goodwill on merger	608		(608)
- Unrealized ex change differences (1)	1,511,152		(500,620)		1,010,532		170,969		1,181,501
- (Gain) on loss of control over Transnordestina	(92,180)				(92,180)				(92,180)
- Cash flow hedge accounting	134,479	355,563			490,042	(63,080)			426,961
- Aquisition Fair Value SWT/CBL	(193,311)	(16,683)	37,880		(172,114)	(52,071)	39,672		(184,513)
- Deferred taxes non computed	(212,236)		(38,359)	(2,345)	(252,940)		(39,021)		(291,961)
- (Losses) estimated/ reversals to deferred taxes credits	(4,130,928)	(885,069)	1,929,424		(3,086,573)	25,159	1,435,415		(1,625,998)
- Business Combination	(1,040,536)		9,724		(1,030,812)		7,471		(1,023,341)
- Consolidation CBSI							(12)	62	50
- Other	72,660	37,153	(62,051)		47,762	49,066	(132,377)	(3)	(35,552)
Total	(1,110,440)	21,208	576,895	-	(512,337)	(2,357)	2,398,400	59	1,883,765

Total Deferred Assets	63,119				89,394				2,473,304
Total Deferred Liabilities	(1,173,559)				(601,731)				(589,539)
Total Deferred	(1,110,440)				(512,337)				1,883,765

(1) The Company taxes exchange differences on a cash basis to calculate income tax and social contribution on net income.

Schedule of estimated recovery of deferred tax assets

The estimated recovery of deferred tax assets of IRPJ and CSLL are presented by net when referring to a single jurisdiction as shown in the table below:

In millions of reais	Consolidated
2020	230
2021	713
2022	938
2023	985
2024	431
Deferred Asset	3,297
Deferred liabilities - Parent Company	(823)
Net Deferred Asset	2,474
Deferred liabilities - Subsidiaries	(590)
Net Deferred Asset	1,884

Schedule of income tax and social contribution recognized in shareholders' equity

The income statement and social contribution recognized directly in the shareholder’s equity are demonstrated below:

	Consolidated
	12/31/2019	12/31/2018
Income tax and social contribution
Actuarial gains on defined benefit pension plan	215,306	176,700
Estimated losses for deferred income and social contribution tax credits - actuarial gains	(217,969)	(180,048)
Exchange differences on translating foreign operations	(325,350)	(325,350)
Cash flow hedge accounting	426,961	490,041
Estimated losses for deferred income and social contribution tax credits - cash flow hedge	(426,961)	(490,041)
	(328,013)	(328,698)

Schedule of deferred tax assets on tax losses and temporary differences

The deferred tax assets on tax losses and temporary differences refers mainly to the following:

	Nature	Description
	Tax losses	The Company incur tax losses at the parent company level, because of financial expenses over its leverage, since it holds substantially all loans and financings of CSN group. In 2018 the parent company presented taxable income.
Temporary differences	Foreign exchange differences	The Company usually opts for the taxation of exchange differences on a cash basis. As a result, taxes are due and expenses are deductible when the underlying asset or liabilities is settled.
	Losses on Usiminas shares	Changes in investments in Usiminas’ shares are recognized on an accrual basis, but the event that generates taxation or deductibility will only occur at the time of divestment.
	Other provisions	Other provisions are recognized on an accrual basis, but their taxation occurs only at the time of their realization. This includes provisions for contingencies, impairment losses, environmental liabilities, etc.